CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income (loss)	¥ (592,199)	¥ (147)	¥ 226,120
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	158,757	100,763	73,636
Loss on disposal of property and equipment	1,238	917	297
Deferred income tax benefit	(46,595)	(1,171)	(1,547)
Share based compensation expense	124,253	77,415	67,824
Investment (income) loss	1,548	47	(71)
Foreign currency exchange (gain) loss, net	(4,440)	6,097	(33,405)
Impairment of long term investments	35,524	10,000
Changes in operating assets and liabilities
Accounts receivable	6,000	(30,466)	3,994
Amount due from a related party	(2,996)	(1,964)	(3,753)
Inventory	(971)
Prepaid expenses and other current assets	(3,454)	(33,126)	(65,491)
Accrued interest income on time deposits	9,814	1,809	5,264
Other non-current assets	(15,986)	6,581	(5,707)
Accounts payable	(390)	(196)	(248)
Fund wired to a related party	(22,488)
Fund received from a related party	22,488
Amounts due to related parties	656	(310)	(800)
Income taxes payable	2,978	17,049	27,043
Deferred revenue	445,854	23,477	123,373
Accrued expenses and other current liabilities	44,128	127,534	82,077
Other non-current liabilities	(638)	(2,604)	(2,559)
Net cash provided by operating activities	163,081	301,705	496,047
Investing activities:
Purchase of property and equipment and intangible assets	(276,253)	(176,819)	(383,675)
Proceeds from disposal of property and equipment	8,905	423	446
Purchase of short-term investments	0	(950,000)	(420,000)
Proceeds from maturity of short-term investments		950,000	420,000
Purchase of long-term investments	(14,580)	(50,500)	(12,755)
Payment of long-term investment deposit		(4,380)
Purchase of time deposits	(284,166)	(515,739)	(638,170)
Proceeds from maturity of time deposits	563,354	534,958	925,386
Payment for acquisition of Hanru Hangzhou			(4,360)
Cash acquired from acquisition of Hanru Hangzhou			148
Payment for acquisition of Hao Xiao Zi	(57,700)
Cash acquired from acquisition of Hao Xiao Zi	11,424
Issuance of loan to a related party			(6,500)
Issuance of loans to employees	(69,784)	(30,626)	(12,143)
Proceeds from repayment of loans from employees	26,823	6,139	3,157
Net cash used in investing activities	(91,977)	(236,544)	(128,466)
Financing activities:
Proceeds from bank borrowing	13,228
Contribution from non-controlling entities	1,050
Issuance of Class A ordinary shares in connection with exercise of share options	2,952	22,254	20,388
Payment of dividend	(42,955)	(63,087)	(54,026)
Repurchase of treasury shares	(196,957)	(143,389)	(44,406)
Net cash used in financing activities	(222,682)	(184,222)	(78,044)
Changes in cash and cash equivalents	(151,578)	(119,061)	289,537
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	10,571	(4,920)	7,197
Net change in cash, cash equivalents and restricted cash	(141,007)	(123,981)	296,734
Cash, cash equivalents and restricted cash at beginning of year	686,691	810,672	513,938
Cash, cash equivalents and restricted cash at end of year		686,691	810,672
Supplemental disclosure of cash flow information:
Income taxes paid	37,216	9,615	2,724
Non-cash investing and financing activities:
Accrual for purchase of equipment	18,292	10,737	¥ 3,692
Payable for repurchase of treasury shares	¥ 5,109	¥ 17,953